Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 01, 2021
Entity Registrant Name	dei_EntityRegistrantName	FundVantage Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001388485
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2022
Prospectus Date	rr_ProspectusDate	Aug. 01, 2022
Quality Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	QUALITY DIVIDEND FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks and volatility of investing in the Fund by showing the Fund’s Class A shares performance for the past seven calendar years and by showing how the Fund’s average annual returns for one year and since inception periods compared with the S&P 500® Low Volatility High Dividend Index, which measures the performance of the 50 least-volatile high dividend-yielding stocks in the S&P 500. The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected; the bar chart and the calendar year-to-date returns would be less than those shown. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.equitycompass.com or by calling the Fund toll-free at (888) 201-5799.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks and volatility of investing in the Fund by showing the Fund’s Class A shares performance for the past seven calendar years and by showing how the Fund’s average annual returns for one year and since inception periods compared with the S&P 500® Low Volatility High Dividend Index, which measures the performance of the 50 least-volatile high dividend-yielding stocks in the S&P 500.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 201-5799
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.equitycompass.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected; the bar chart and the calendar year-to-date returns would be less than those shown.
[custom:SupplementClosingTextBlock]	ck0001388485_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

QUALITY DIVIDEND FUND

Class A

Class C

Institutional Class

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated August 1, 2022, to the Quality Dividend Fund’s (the “Fund”) Prospectus dated September 1, 2021, as may be amended or supplemented from time to time.

This information in this supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with such document.

Effective immediately, the Fund will change its primary benchmark from the Russell 1000® Value Index to the S&P 500® Low Volatility High Dividend Index.

The first paragraph of “Performance Information” and the “Average Annual Total Returns” tables in the “Risk/Return Summary” section of the Prospectus are revised as follows:

Quality Dividend Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.37%)	[1]
5 Years	rr_AverageAnnualReturnYear05	6.47%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Quality Dividend Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.43%)	[1]
5 Years	rr_AverageAnnualReturnYear05	4.77%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Quality Dividend Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class Shares Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	(4.93%)	[1]
5 Years	rr_AverageAnnualReturnYear05	4.50%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Quality Dividend Fund | Class A | S&P 500® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.67%)	[2]
5 Years	rr_AverageAnnualReturnYear05	7.18%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.16%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Quality Dividend Fund | Class A | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.80%	[2]
5 Years	rr_AverageAnnualReturnYear05	9.73%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Quality Dividend Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.48%)
5 Years	rr_AverageAnnualReturnYear05	6.94%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2013
Quality Dividend Fund | Class C | S&P 500® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.67%)	[2]
5 Years	rr_AverageAnnualReturnYear05	7.18%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2013
Quality Dividend Fund | Class C | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.80%	[2]
5 Years	rr_AverageAnnualReturnYear05	9.73%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.21%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2013
Quality Dividend Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2016
Quality Dividend Fund | Institutional Class | S&P 500® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2016
Quality Dividend Fund | Institutional Class | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2016

[1]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.75%.
[2]	Effective August 1, 2022, the Fund’s primary benchmark changed from the Russell 1000® Value Index to the S&P 500® Low Volatility High Dividend Index, which measures the performance of the 50-least volatile high dividend-yielding stocks in the S&P 500. The Adviser (as defined below) believes that the new primary benchmark more appropriately reflects the types of securities held in the Fund’s portfolio and provides better comparative performance information. The Russell 1000® Value Index is an unmanaged index that measures the performance of the highest-ranking 1,000 stocks in the Russell 3000® Index, which represents about 90% of the total market capitalization of all listed U.S. stocks.